Customer Contract Related Balances - Schedule of Trade Receivables, Customer Finance, Contract Assets and Contract Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of Receivables, customer finance, contract assets and contract liabilities [abstract]
Customer finance credits	kr 2,884		kr 3,931
Trade receivables	51,172	kr 46,865	48,105	kr 48,358	kr 49,189
Contract assets	13,178		13,120	17,773
Contract liabilities	kr 29,348		kr 29,076	kr 24,930